Employees	12 Months Ended
Mar. 31, 2018
Employees
Employees

 24. Employees

This note shows the average number of people employed by the Group during the year, in which areas of our business our employees work and where they are based. It also shows total employment costs.

	2018	2017	2016
	Employees	Employees	Employees
By activity:
Operations	17,094	18,207	18,869
Selling and distribution	35,025	38,252	38,325
Customer care and administration	54,016	55,097	54,490
	106,135	111,556	111,684
By segment:
Germany	13,718	14,478	14,862
Italy	6,606	6,601	6,676
Spain	5,015	5,118	5,935
UK	12,379	13,238	13,323
Other Europe	11,760	15,801	16,058
Europe	49,478	55,236	56,854
India (Discontinued operations)	11,086	13,187	13,346
Vodacom	7,524	7,590	7,515
Other Africa, Middle East and Asia-Pacific	13,606	14,183	14,262
Africa, Middle East and Asia-Pacific	32,216	34,960	35,123
Common Functions	24,441	21,360	19,707
Total	106,135	111,556	111,684

The cost incurred in respect of these employees (including Directors) was:

	2018	2017	2016
	€m	€m	€m
Wages and salaries	4,179	4,630	4,759
Social security costs	547	582	621
Other pension costs (note 25)	222	212	270
Share-based payments (note 26)	128	95	154
	5,076	5,519	5,804
India (Discontinued operations)	219	217	212
Total	5,295	5,736	6,016

The Group has dialogue with recognised labour unions if required. In particular, there are regular meetings with the Vodafone European Employee Consultative Council (the ‘EECC’). The delegates of this body are locally elected Vodafone employee representatives, most of them union and works council members. There has been no material disruption to operations as a result of union activity during the financial year.”